UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06671

Deutsche Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2016 (Unaudited)

Deutsche Global High Income Fund, Inc.

		Principal Amount ($) (a)	Value ($)
Bonds 130.8%
Austria 0.2%
JBS Investments GmbH, 144A, 7.25%, 4/3/2024 (Cost $125,000)		125,000	128,812
Belgium 1.2%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023 (Cost $623,761)		595,000	647,836
Bermuda 0.6%
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		65,000	53,606
144A, 8.25%, 9/30/2020		147,000	134,137
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		85,000	85,850
Viking Cruises Ltd., 144A, 6.25%, 5/15/2025		85,000	66,725
(Cost $385,568)			340,318
Brazil 0.0%
Independencia International Ltd., REG S, 12.0%, 12/30/2016 * (Cost $1,014,646)		577,088	0
Canada 6.0%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		45,000	46,350
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		665,000	582,872
144A, 6.0%, 10/15/2022		65,000	57,363
Cascades, Inc., 144A, 5.5%, 7/15/2022		35,000	34,650
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		185,000	190,550
Concordia International Corp., 144A, 7.0%, 4/15/2023		30,000	24,750
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		72,000	64,246
Garda World Security Corp., 144A, 7.25%, 11/15/2021		50,000	43,000
Masonite International Corp., 144A, 5.625%, 3/15/2023		70,000	73,763
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		25,000	24,188
Novelis, Inc., 8.75%, 12/15/2020		130,000	135,525
Teck Resources Ltd.:
144A, 8.0%, 6/1/2021		115,000	122,762
144A, 8.5%, 6/1/2024		35,000	38,063
Telesat Canada, 144A, 6.0%, 5/15/2017		1,025,000	1,022,437
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		120,000	107,025
144A, 5.875%, 5/15/2023		105,000	87,412
144A, 6.125%, 4/15/2025		310,000	257,300
144A, 7.5%, 7/15/2021		245,000	227,850
Videotron Ltd., 5.0%, 7/15/2022		230,000	236,900
(Cost $3,554,390)			3,377,006
Cayman Islands 1.6%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		500,000	581,250
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		320,000	322,426
(Cost $817,890)			903,676
Chile 0.5%
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023 (Cost $248,120)		250,000	260,063
Croatia 5.9%
Republic of Croatia:
144A, 6.25%, 4/27/2017		280,000	288,572
144A, 6.375%, 3/24/2021		1,770,000	1,950,540
REG S, 6.625%, 7/14/2020		1,000,000	1,100,870
(Cost $3,036,832)			3,339,982
Dominican Republic 2.0%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,036,217)		1,000,000	1,120,000
France 5.0%
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	135,000	156,044
BUT SAS, 144A, 7.375%, 9/15/2019	EUR	185,000	214,845
Crown European Holdings SA:
144A, 3.375%, 5/15/2025	EUR	390,000	447,095
144A, 4.0%, 7/15/2022	EUR	310,000	376,906
Europcar Groupe SA, 144A, 5.75%, 6/15/2022	EUR	255,000	289,366
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	280,000	333,403
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	100,000	102,269
Paprec Holding SA, 144A, 5.25%, 4/1/2022	EUR	295,000	341,354
SFR Group SA:
144A, 6.0%, 5/15/2022		200,000	195,000
144A, 7.375%, 5/1/2026		205,000	204,744
SPCM SA, 144A, 6.0%, 1/15/2022		185,000	192,400
(Cost $2,985,889)			2,853,426
Germany 2.3%
FTE Verwaltungs GmbH, 144A, 9.0%, 7/15/2020	EUR	485,000	573,409
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	330,000	391,999
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	200,000	233,720
Unitymedia Hessen GmbH & Co., KG, 144A, 4.0%, 1/15/2025	EUR	110,000	127,899
(Cost $1,412,978)			1,327,027
Greece 0.2%
FAGE International SA, 144A, 9.875%, 2/1/2020 (Cost $100,344)		100,000	103,780
Hungary 4.0%
Republic of Hungary, 5.375%, 2/21/2023 (Cost $2,166,557)		2,000,000	2,240,000
Indonesia 2.4%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $1,320,596)		1,300,000	1,353,690
Ireland 2.4%
AerCap Ireland Capital Ltd.:
3.95%, 2/1/2022		200,000	209,436
4.625%, 10/30/2020		160,000	171,000
5.0%, 10/1/2021		500,000	545,250
Allegion PLC, 5.875%, 9/15/2023		80,000	85,200
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	100,000	115,350
144A, 7.25%, 5/15/2024		200,000	211,000
Endo Ltd., 144A, 6.0%, 2/1/2025		50,000	43,125
(Cost $1,338,266)			1,380,361
Italy 2.6%
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	880,000	974,755
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	120,000	141,539
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	315,000	367,313
(Cost $1,758,497)			1,483,607
Japan 2.2%
SoftBank Group Corp., REG S, 5.375%, 7/30/2022 (Cost $1,198,059)		1,180,000	1,264,075
Kazakhstan 2.6%
KazMunayGas National Co. JSC:
144A, 7.0%, 5/5/2020		200,000	218,000
REG S, 9.125%, 7/2/2018		1,150,000	1,265,115
(Cost $1,336,061)			1,483,115
Lithuania 3.1%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,174,230
144A, 7.375%, 2/11/2020		500,000	589,489
(Cost $1,516,060)			1,763,719
Luxembourg 4.6%
Altice Financing SA, 144A, 7.5%, 5/15/2026		220,000	222,200
Altice Finco SA, 144A, 9.875%, 12/15/2020		200,000	214,000
Altice Luxembourg SA, 144A, 7.25%, 5/15/2022	EUR	110,000	124,372
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		170,000	174,250
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		165,000	157,575
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		25,000	25,063
144A, 5.625%, 10/15/2023		50,000	48,000
Matterhorn Telecom Holding SA, 144A, 4.875%, 5/1/2023	EUR	550,000	593,686
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	200,190
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		210,000	221,550
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	115,713
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	200,000	229,436
Telenet Finance V Luxembourg SCA, 144A, 6.25%, 8/15/2022	EUR	110,000	132,099
Wind Acquisition Finance SA:
144A, 3.705% **, 7/15/2020	EUR	100,000	110,431
144A, 6.5%, 4/30/2020		30,000	30,881
(Cost $2,679,990)			2,599,446
Mexico 0.3%
Petroleos Mexicanos, 5.5%, 6/27/2044 (Cost $214,037)		215,000	194,551
Netherlands 5.3%
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	100,000	117,250
Constellium NV, 144A, 7.875%, 4/1/2021		250,000	261,875
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		310,000	313,977
5.25%, 4/15/2023		400,000	404,000
NXP BV:
144A, 3.75%, 6/1/2018		65,000	66,463
144A, 4.125%, 6/1/2021		200,000	206,000
Petrobras Global Finance BV:
8.375%, 5/23/2021		390,000	412,328
8.75%, 5/23/2026		250,000	259,925
Schaeffler Finance BV, 144A, 4.75%, 5/15/2021		200,000	206,750
Schaeffler Holding Finance BV, 144A, 5.75%, 11/15/2021	EUR	228,000	275,296
United Group BV, 144A, 7.875%, 11/15/2020	EUR	270,000	316,998
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	130,000	143,705
(Cost $2,972,701)			2,984,567
Panama 3.8%
Republic of Panama, 3.75%, 3/16/2025 (Cost $1,976,000)		2,000,000	2,125,000
Peru 2.4%
Republic of Peru, 7.35%, 7/21/2025 (Cost $1,291,007)		1,000,000	1,365,000
Philippines 4.6%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,903,188)		1,800,000	2,619,000
Poland 0.7%
Republic of Poland, 3.0%, 3/17/2023 (Cost $405,384)		400,000	417,000
Romania 3.8%
Republic of Romania, 144A, 4.375%, 8/22/2023 (Cost $2,125,141)		2,000,000	2,171,500
Russia 0.4%
MMC Finance Ltd., 144A, 5.55%, 10/28/2020 (Cost $200,000)		200,000	210,707
Serbia 1.9%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		204,260	208,958
144A, 7.25%, 9/28/2021		760,000	879,130
(Cost $934,106)			1,088,088
Spain 0.2%
Campofrio Food Group SA, 144A, 3.375%, 3/15/2022 (Cost $111,755)	EUR	100,000	115,219
Sri Lanka 0.9%
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019 (Cost $500,000)		500,000	510,764
Sweden 0.4%
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (Cost $210,000)		210,000	210,262
United Kingdom 3.0%
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		310,000	312,325
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	205,000	218,000
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		990,000	987,525
144A, 5.5%, 8/15/2026		200,000	201,250
(Cost $1,732,500)			1,719,100
United States 46.0%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	20,625
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		160,000	167,447
ADT Corp.:
3.5%, 7/15/2022		35,000	32,856
5.25%, 3/15/2020		85,000	91,800
6.25%, 10/15/2021		130,000	141,862
Air Lease Corp., 4.75%, 3/1/2020		50,000	54,333
Alere, Inc., 144A, 6.375%, 7/1/2023		60,000	60,075
Ally Financial, Inc.:
3.25%, 2/13/2018		90,000	90,900
3.5%, 1/27/2019		165,000	166,650
4.125%, 3/30/2020		90,000	92,306
5.75%, 11/20/2025		210,000	218,662
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		220,000	227,700
AMC Entertainment, Inc., 5.875%, 2/15/2022		45,000	46,013
AMC Networks, Inc., 5.0%, 4/1/2024		275,000	279,812
AmeriGas Finance LLC, 7.0%, 5/20/2022		50,000	52,688
Antero Resources Corp.:
5.125%, 12/1/2022		95,000	88,587
5.375%, 11/1/2021		65,000	62,237
5.625%, 6/1/2023		60,000	56,775
Aramark Services, Inc.:
144A, 4.75%, 6/1/2026		330,000	333,300
5.125%, 1/15/2024		60,000	61,950
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		45,000	37,688
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		290,000	297,395
Ashland, Inc., 3.875%, 4/15/2018		205,000	210,125
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		5,000	4,775
Ball Corp.:
3.5%, 12/15/2020	EUR	300,000	369,779
4.375%, 12/15/2023	EUR	300,000	372,308
5.25%, 7/1/2025		75,000	81,000
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		60,000	64,500
Berry Plastics Corp., 5.5%, 5/15/2022		100,000	104,500
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	61,100
Boyd Gaming Corp., 6.875%, 5/15/2023		50,000	53,563
CalAtlantic Group, Inc., 5.25%, 6/1/2026		258,000	260,580
Caleres, Inc., 6.25%, 8/15/2023		40,000	40,900
Calpine Corp.:
5.375%, 1/15/2023		60,000	59,850
5.75%, 1/15/2025		60,000	59,925
Cardtronics, Inc., 5.125%, 8/1/2022		35,000	35,219
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	71,062
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		125,000	129,219
144A, 5.5%, 5/1/2026		530,000	553,187
144A, 5.875%, 4/1/2024		110,000	117,425
144A, 5.875%, 5/1/2027		155,000	163,525
CDW LLC:
5.5%, 12/1/2024		95,000	99,073
6.0%, 8/15/2022		110,000	117,425
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		20,000	21,150
Series T, 5.8%, 3/15/2022		400,000	409,000
Series S, 6.45%, 6/15/2021		165,000	176,137
Series W, 6.75%, 12/1/2023		115,000	119,600
Series Y, 7.5%, 4/1/2024		175,000	186,812
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		99,000	98,752
144A, 6.375%, 9/15/2020		70,000	72,187
Chemours Co., 6.125%, 5/15/2023	EUR	100,000	90,968
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		51,000	52,275
CIT Group, Inc.:
3.875%, 2/19/2019		235,000	239,700
4.25%, 8/15/2017		425,000	433,181
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		70,000	69,650
Series B, 6.5%, 11/15/2022		185,000	191,475
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		50,000	49,750
CNH Industrial Capital LLC, 3.25%, 2/1/2017		150,000	150,375
CNO Financial Group, Inc.:
4.5%, 5/30/2020		25,000	26,125
5.25%, 5/30/2025		50,000	51,875
CommScope, Inc.:
144A, 4.375%, 6/15/2020		40,000	41,310
144A, 5.0%, 6/15/2021		60,000	62,175
Community Health Systems, Inc., 5.125%, 8/1/2021		400,000	398,000
Continental Resources, Inc.:
4.5%, 4/15/2023		200,000	181,000
5.0%, 9/15/2022		300,000	280,500
Cott Beverages, Inc.:
5.375%, 7/1/2022		120,000	123,000
6.75%, 1/1/2020		50,000	52,438
Covanta Holding Corp., 5.875%, 3/1/2024		45,000	44,550
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		30,000	30,858
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		70,000	65,100
CSC Holdings LLC, 5.25%, 6/1/2024		65,000	61,873
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		55,000	44,550
CyrusOne LP, (REIT), 6.375%, 11/15/2022		70,000	73,325
D.R. Horton, Inc., 4.0%, 2/15/2020		30,000	31,200
Dana Holding Corp., 5.5%, 12/15/2024		50,000	50,688
DCP Midstream Operating LP, 2.7%, 4/1/2019		100,000	96,500
Delphi Corp., 5.0%, 2/15/2023		45,000	47,745
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		225,000	235,111
144A, 5.875%, 6/15/2021		60,000	62,700
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	24,188
Dollar Tree, Inc.:
5.25%, 3/1/2020		130,000	135,200
5.75%, 3/1/2023		105,000	113,400
Dynegy, Inc.:
7.375%, 11/1/2022		75,000	73,500
7.625%, 11/1/2024		135,000	130,950
E*TRADE Financial Corp.:
4.625%, 9/15/2023		60,000	62,100
5.375%, 11/15/2022		50,000	53,000
Eagle Materials, Inc., 4.5%, 8/1/2026 (b)		85,000	86,381
EarthLink Holdings Corp., 7.375%, 6/1/2020		40,000	41,800
Endo Finance LLC:
144A, 5.375%, 1/15/2023		55,000	47,713
144A, 5.75%, 1/15/2022		40,000	36,000
EnerSys, 144A, 5.0%, 4/30/2023		15,000	14,925
Entegris, Inc., 144A, 6.0%, 4/1/2022		40,000	41,200
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		65,000	68,412
(REIT), 5.375%, 4/1/2023		120,000	125,440
(REIT), 5.75%, 1/1/2025		50,000	53,125
(REIT), 5.875%, 1/15/2026		55,000	59,262
First Data Corp., 144A, 7.0%, 12/1/2023		100,000	102,875
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		10,000	10,250
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		50,000	52,800
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		20,000	21,812
Fresenius U.S. Finance II, Inc., 144A, 4.5%, 1/15/2023		505,000	533,406
Frontier Communications Corp.:
6.25%, 9/15/2021		40,000	38,900
7.125%, 1/15/2023		50,000	46,375
8.125%, 10/1/2018		600,000	660,000
10.5%, 9/15/2022		185,000	199,800
Global Partners LP, 7.0%, 6/15/2023		75,000	63,562
GLP Capital LP:
4.375%, 4/15/2021		45,000	46,856
5.375%, 4/15/2026		150,000	159,937
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		270,000	284,512
5.125%, 11/15/2023		60,000	63,450
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		125,000	123,750
144A, 5.25%, 12/15/2023		215,000	213,387
Gulfport Energy Corp., 6.625%, 5/1/2023		30,000	30,225
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		110,000	112,750
HCA, Inc.:
5.25%, 6/15/2026		180,000	190,800
5.875%, 2/15/2026		230,000	246,100
6.5%, 2/15/2020		165,000	181,706
7.5%, 2/15/2022		120,000	136,200
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		75,000	79,406
144A, 5.75%, 4/15/2024		55,000	58,567
7.5%, 7/15/2020		30,000	31,350
Hexion, Inc., 6.625%, 4/15/2020		55,000	46,475
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		45,000	41,850
144A, 5.75%, 10/1/2025		115,000	108,675
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		80,000	81,000
Hologic, Inc., 144A, 5.25%, 7/15/2022		30,000	31,800
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	26,281
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		30,000	32,100
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		110,000	115,500
144A, 5.0%, 11/15/2025		60,000	63,825
Huntsman International LLC, 5.125%, 4/15/2021	EUR	410,000	482,225
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	40,766
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	103,000
6.25%, 5/15/2019		35,000	38,369
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		65,000	67,275
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		65,000	63,375
144A, 7.25%, 6/1/2021		95,000	98,087
Kaiser Aluminum Corp., 144A, 5.875%, 5/15/2024		90,000	94,500
Laredo Petroleum, Inc., 6.25%, 3/15/2023		90,000	81,900
Lennar Corp., 4.75%, 11/15/2022		90,000	94,500
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026		80,000	83,700
5.375%, 8/15/2022		175,000	183,750
5.375%, 1/15/2024		60,000	62,925
5.375%, 5/1/2025		65,000	68,250
6.125%, 1/15/2021		30,000	31,238
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		120,000	122,700
5.5%, 12/1/2021		55,000	57,727
5.875%, 12/1/2023		90,000	94,950
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		10,000	10,400
144A, 7.0%, 9/1/2020		70,000	72,800
Manitowoc Foodservice, Inc., 144A, 9.5%, 2/15/2024		45,000	51,019
Match Group, Inc., 144A, 6.375%, 6/1/2024		55,000	58,781
Memorial Resource Development Corp., 5.875%, 7/1/2022		45,000	45,009
Meritor, Inc.:
6.25%, 2/15/2024		50,000	44,000
6.75%, 6/15/2021		60,000	57,600
MGM Growth Properties Operating Partnership LP, 144A, 5.625%, 5/1/2024		110,000	117,810
Micron Technology, Inc., 144A, 7.5%, 9/15/2023		180,000	196,819
Moog, Inc., 144A, 5.25%, 12/1/2022		45,000	46,350
Morgan Stanley, Series H, 5.45%, 7/29/2049		35,000	34,388
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		20,000	21,025
(REIT), 5.75%, 10/1/2020	EUR	185,000	216,965
(REIT), 6.375%, 3/1/2024		115,000	125,350
NCR Corp.:
5.875%, 12/15/2021		10,000	10,400
6.375%, 12/15/2023		25,000	25,875
Neptune Finco Corp., 144A, 10.125%, 1/15/2023		200,000	229,250
Newfield Exploration Co., 5.375%, 1/1/2026		45,000	42,975
NGL Energy Partners LP, 5.125%, 7/15/2019		50,000	46,128
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		45,000	46,406
Nortek, Inc., 8.5%, 4/15/2021		70,000	73,500
NRG Energy, Inc.:
6.25%, 5/1/2024		185,000	182,687
144A, 6.625%, 1/15/2027 (b)		35,000	34,606
144A, 7.25%, 5/15/2026		170,000	174,462
Oasis Petroleum, Inc., 6.875%, 3/15/2022		65,000	56,712
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		80,000	81,000
Oshkosh Corp.:
5.375%, 3/1/2022		37,000	38,526
5.375%, 3/1/2025		5,000	5,175
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		185,000	184,075
5.5%, 5/15/2026		100,000	98,750
Performance Food Group, Inc., 144A, 5.5%, 6/1/2024		80,000	82,600
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		60,000	60,750
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		20,000	21,250
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	51,250
Platform Specialty Products Corp., 144A, 10.375%, 5/1/2021		70,000	70,350
Ply Gem Industries, Inc., 6.5%, 2/1/2022		100,000	100,850
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		25,000	26,688
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		10,000	10,675
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023	EUR	130,000	126,441
Range Resources Corp., 4.875%, 5/15/2025		130,000	123,500
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		180,000	185,625
5.75%, 10/15/2020		130,000	134,225
144A, 7.0%, 7/15/2024		20,000	21,138
Rice Energy, Inc., 7.25%, 5/1/2023		15,000	15,038
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		45,000	47,025
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		25,000	25,625
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		225,000	232,312
5.625%, 3/1/2025		75,000	76,570
144A, 5.875%, 6/30/2026		155,000	159,069
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		20,000	20,950
144A, 5.375%, 4/15/2023		5,000	5,238
Sally Holdings LLC, 5.625%, 12/1/2025		155,000	166,625
Sanmina Corp., 144A, 4.375%, 6/1/2019		5,000	5,138
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	36,794
144A, 5.125%, 12/1/2024		15,000	15,769
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		20,000	20,300
Sirius XM Radio, Inc.:
144A, 5.375%, 7/15/2026		160,000	163,101
144A, 5.875%, 10/1/2020		40,000	41,450
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		65,000	68,591
Springs Industries, Inc., 6.25%, 6/1/2021		55,000	56,925
Sprint Communications, Inc.:
6.0%, 11/15/2022		60,000	51,473
144A, 7.0%, 3/1/2020		60,000	63,675
Sprint Corp., 7.125%, 6/15/2024		240,000	212,112
Starz LLC, 5.0%, 9/15/2019		30,000	30,525
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	44,775
Summit Materials LLC:
6.125%, 7/15/2023		100,000	100,750
144A, 8.5%, 4/15/2022		45,000	48,488
Sunoco LP:
144A, 5.5%, 8/1/2020		50,000	50,625
144A, 6.375%, 4/1/2023		45,000	45,788
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		322,000	343,635
6.125%, 1/15/2022		20,000	21,063
6.375%, 3/1/2025		150,000	160,500
6.464%, 4/28/2019		60,000	61,125
6.5%, 1/15/2026		5,000	5,415
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		25,000	23,688
Tenet Healthcare Corp., 4.153% **, 6/15/2020		55,000	54,588
Tenneco, Inc., 5.0%, 7/15/2026		60,000	61,350
Tesoro Logistics LP:
6.125%, 10/15/2021		40,000	41,604
6.375%, 5/1/2024		90,000	94,894
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		65,000	65,975
The WhiteWave Foods Co., 5.375%, 10/1/2022		60,000	68,475
Titan International, Inc., 6.875%, 10/1/2020		27,000	24,908
Toll Brothers Finance Corp., 4.875%, 11/15/2025		100,000	102,250
TransDigm, Inc., 144A, 6.375%, 6/15/2026		95,000	97,612
TRI Pointe Group, Inc.:
4.375%, 6/15/2019		35,000	35,875
4.875%, 7/1/2021		610,000	620,675
Triumph Group, Inc., 5.25%, 6/1/2022		30,000	28,575
Tronox Finance LLC:
6.375%, 8/15/2020		45,000	36,450
144A, 7.5%, 3/15/2022		75,000	59,531
United Rentals North America, Inc., 7.375%, 5/15/2020		46,000	47,789
United States Steel Corp., 144A, 8.375%, 7/1/2021		95,000	103,669
Valvoline, Inc., 144A, 5.5%, 7/15/2024		35,000	36,488
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		130,000	135,200
(REIT), 4.875%, 6/1/2026		50,000	52,500
WESCO Distribution, Inc., 144A, 5.375%, 6/15/2024		85,000	87,337
Western Digital Corp.:
144A, 7.375%, 4/1/2023		45,000	48,994
144A, 10.5%, 4/1/2024		73,000	82,216
Whiting Petroleum Corp., 6.25%, 4/1/2023		75,000	61,969
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		50,000	50,750
WPX Energy, Inc., 7.5%, 8/1/2020		150,000	147,750
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	31,725
144A, 5.625%, 10/1/2024		15,000	16,088
Zayo Group LLC:
6.0%, 4/1/2023		160,000	166,400
6.375%, 5/15/2025		147,000	153,799
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020		150,000	156,187
(Cost $25,410,139)			26,040,416
Uruguay 7.7%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $4,638,860)		4,685,716	4,346,002
Total Bonds (Cost $73,280,539)			74,087,115
Loan Participations and Assignments 4.3%
Senior Loans ***
Canada 0.7%
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		102,113	101,517
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 4.5%, 2/13/2019		132,992	131,678
Term Loan B, 4.75%, 12/11/2019		128,836	127,660
(Cost $364,198)			360,855
United States 3.6%
Albertson's LLC, Term Loan B6, 4.75%, 6/22/2023		117,985	118,906
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		186,200	178,054
AmSurg Corp., First Lien Term Loan B, 3.5%, 7/16/2021		49,000	49,123
Avis Budget Car Rental LLC, Term Loan, 3.25%, 3/15/2022		87,513	88,023
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		126,356	126,910
BE Aerospace, Inc., Term Loan B, 3.75%, 12/16/2021		42,218	42,582
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		17,212	16,965
Term Loan H, 4.0%, 1/27/2021		31,669	31,335
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		107,800	108,709
DigitalGlobe, Inc., Term Loan B, 4.75%, 1/31/2020		19,350	19,519
First Data Corp., Term Loan, 4.488%, 3/24/2021		85,000	85,525
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		332,500	333,712
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		77,829	78,147
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		120,000	120,563
Term Loan B, 4.0%, 1/15/2020		145,000	145,870
NRG Energy, Inc., Term Loan B, 3.5%, 6/30/2023		308,416	307,799
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		116,748	117,058
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		63,541	63,660
PolyOne Corp., Term Loan B, 3.5%, 11/11/2022		19,900	20,049
(Cost $2,051,292)			2,052,509
Total Loan Participations and Assignments (Cost $2,415,490)			2,413,364
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,696,029) †		135.1	76,500,479
Notes Payable		(38.1)	(21,600,000)
Other Assets and Liabilities, Net		3.0	1,720,948
Net Assets		100.0	56,621,427

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	577,088	USD	1,014,646	0

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2016.
***	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of July 31, 2016.
†	The cost for federal income tax purposes was $75,696,034. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $804,445. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,592,975 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,788,530.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
As of July 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	6,984	USD	9,165	8/31/2016	(83)	Merrill Lynch & Co., Inc.
EUR	8,297,790	USD	9,126,822	8/31/2016	(161,064)	Merrill Lynch & Co., Inc.
Total unrealized depreciation					(161,147)

Currency Abbreviations
EUR	Euro
GBP	British Pound
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Bonds	$—	$74,087,115	$0	$74,087,115
Loan Participations and Assignments	—	2,413,364	—	2,413,364
Total	$—	$76,500,479	$0	$76,500,479
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(161,147)	$—	$(161,147)
Total	$—	$(161,147)	$—	$(161,147)

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (161,147)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016